Commitments And Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 LegalMatter	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Gain Contingencies [Line Items]
Amortization expenses under capital leases	¥ 789	¥ 2,269	¥ 4,550
Rental expenses under operating leases	4,462	4,373	4,942
Commitments for capital expenditures outstanding	2,861
Maximum potential amount of undiscounted future payments of financial guarantees	10,987
Payment of surcharge			7,072
Claims for compensation	17,566
Number of asbestos-related lawsuits	14
Number of major asbestos-related lawsuits	11
Number of construction workers represented by lawsuits	453
Number of asbestos-related companies named in a lawsuit filed	44
Range of expected loss, minimum	0
Expenses included in selling, general, and administrative expenses	1,131	1,155	503
Special contributions, expensed	180	179
Accrual of asbestos-related expenses	530	390	352
Voluntary consolation, relief, and compensation payments	¥ 951	¥ 977	¥ 503	¥ 1,155	¥ 1,090
Minimum
Gain Contingencies [Line Items]
Period of guarantee, years	1
Maximum
Gain Contingencies [Line Items]
Period of guarantee, years	10